FAIR VALUE MEASUREMENTS, Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 324	$ 1,011
Impaired loans	1,621	1,915
Total	1,945	2,926
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	0
Impaired loans	0	0
Total	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	0
Impaired loans	0	0
Total	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	324	1,011
Impaired loans	1,621	1,915
Total	$ 1,945	$ 2,926